Investments in associates (Details 4) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investments in associates
Exploration and evaluation costs	$ 590	$ 215
General and administration	841	384
Total transactions for the period	$ 1,431	$ 599